CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues - related party	$ 5,049	$ 2,261
Revenue, net	36,621
Total revenue	41,670	2,261
Direct costs of revenue	40,513
Gross margin (loss)	1,157	2,261
Operating expenses:
General and administrative expense	63,202	17,073
Payroll expenses	121,551	65,750
Professional fees	351,953	91,205
Amortization of intangible assets	108,333
Total costs and expenses	645,039	174,028
Operating loss	(643,882)	(171,767)
Other income (expense), net
Change in fair value of derivative liability		2,344,234
Financing costs	(549,224)	(181,366)
Other income (expense), net	(549,224)	2,162,868
Net income (loss)	$ (1,193,106)	$ 1,991,101
Net loss per common share - basic and diluted	$ (0.00)	$ 0.00
Weighted average common shares outstanding:
Basic and diluted	1,415,312,830	1,211,495,162